UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File Number 811-08359

The Westport Funds
(Exact name of Registrant as specified in charter)

253 Riverside Avenue
Westport, Connecticut 06880
(Address of principal executive offices) (Zip code)

Edmund H. Nicklin, Jr.,
253 Riverside Avenue
Westport, Connecticut 06880
(Name and address of agent for service)

Registrant's telephone number, including area code: (888) 593-7878

Date of fiscal year end: 12/31

Date of reporting period: 9/30/08

FORM N-Q

Item 1.	Schedules of Investments.

THE WESTPORT FUNDS
WESTPORT SELECT CAP FUND
SCHEDULE OF INVESTMENTS
September 30, 2008 (Unaudited)

		Market
COMMON STOCKS - 86.1%	Shares	Value
Aircraft Maintenance & Services - 0.5%
AAR Corp.(a)	245,208	$4,068,001
Banks & Thrifts - 1.1%
BankUnited Financial Corp. - Class A	1,088,700	827,412
Downey Financial Corp.	120,000	336,000
Sterling Financial Corp.	275,000	3,987,500
The South Financial Group, Inc.	660,700	4,842,931
		9,993,843
Broadcasting/Cable TV/Advertising - 0.4%
Cox Radio, Inc. - Class A(a)	339,334	3,583,367
Emmis Communications Corp. (a)	154,153	149,528
		3,732,895
Business Products & Services - 9.7%
Arbitron, Inc.	677,753	30,288,782
CACI International, Inc. (a)	185,900	9,313,590
IMS Health, Inc.	539,598	10,203,798
Perot Systems Corp. - Class A(a)	925,000	16,048,750
Synopsys, Inc.(a)	1,063,892	21,224,645
		87,079,565
Capital Goods - 2.6%
Baldor Electric Company	804,002	23,163,298
Communications Equipment & Services - 0.8%
General Communication, Inc. - Class A(a)	739,450	6,847,307
Consumer Products & Services - 11.4%
Big Lots, Inc. (a)	1,313,056	36,542,349
Darden Restaurants, Inc.	734,200	21,020,146
Del Monte Foods Company	2,135,154	16,654,201
Orient Express Hotels Ltd. - Class A	579,100	13,973,683
Ruby Tuesday, Inc. (a)	890,200	5,154,258
Saks, Inc. (a)	912,600	8,441,550
		101,786,187
Engineering & Consulting - 0.6%
KBR, Inc.	375,586	5,735,198
Health Care Products & Services - 8.3%
CVS/Caremark Corp.	560,000	18,849,600
Universal Health Services, Inc. - Class B	985,200	55,200,756
		74,050,356
Industrial Services - 12.4%
DeVry, Inc.	1,275,000	63,163,500
ITT Educational Services, Inc. (a)	596,000	48,222,360
		111,385,860
Industrial Specialty Products - 16.5%
Charles River Laboratories International, Inc. (a)	701,300	38,943,189
EMS Technologies, Inc. (a)	252,613	5,635,796
Fairchild Semiconductor Corp. (a)	350,000	3,111,500
Precision Castparts Corp.	642,500	50,616,150
QLogic Corp. (a)	678,209	10,417,290
Rogers Corp. (a)	164,800	6,094,304
Thermo Fisher Scientific, Inc. (a)	601,000	33,055,000
		147,873,229

Insurance - 7.5%
Arthur J. Gallagher & Company	503,600	12,922,376
Brown & Brown, Inc.	575,200	12,435,824
Hilb, Rogal & Hobbs Company	900,000	42,066,000
		67,424,200
Medical Products & Services - 0.4%
Kinetic Concepts, Inc. (a)	130,000	3,716,700
Oil & Gas Producers - 8.7%
Energy Partners Ltd. (a)	744,637	6,456,003
Forest Oil Corp.(a)	625,558	31,027,677
Plains Exploration & Production Company(a)	800,003	28,128,105
Stone Energy Corp. (a)	299,000	12,656,670
		78,268,455
Publishing - 2.4%
John Wiley & Sons, Inc.	540,330	21,856,349
Real Estate & Construction - 1.0%
The St. Joe Company(a)	226,193	8,841,884
Security Products & Services - 1.4%
Checkpoint Systems, Inc. (a)	686,600	12,921,812

Other - 0.4%		3,526,666
TOTAL COMMON STOCKS
(Cost $507,530,146)		$772,271,805

		Market
CONVERTIBLE PREFERRED STOCKS - 0.3%	Shares	Value
The South Financial Group, Inc.	1,922	$2,102,399
The South Financial Group, Inc.	578	632,251
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $2,500,000)		$2,734,650

		Market
MONEY MARKETS - 7.0%	Shares	Value
Federated U.S. Treasury Cash Reserve Fund	63,055,116	$63,055,116
TOTAL MONEY MARKETS
(Cost $63,055,116)		$63,055,116

		Market
U.S. GOVERNMENT TREASURY OBLIGATIONS - 6.7%	Par Value	Value
U.S. Treasury Bill, 2.224%, 12/11/08	$10,000,000	$9,986,880
U.S. Treasury Bill, 2.276%, 12/18/08	10,000,000	9,993,930
U.S. Treasury Bill, 1.945%, 2/5/09	20,000,000	19,925,700
U.S. Treasury Bill, 2.012%, 2/5/09	20,000,000	19,925,700
TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS
(Cost $59,636,406)		$59,832,210
TOTAL INVESTMENTS - 100.1%
(Cost $632,721,668)		$897,893,781
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(1,104,960)
NET ASSETS - 100.0%		$896,788,821

(a)	Non-income producing security.

See Notes to Schedules of Investments.

THE WESTPORT FUNDS
WESTPORT FUND
SCHEDULE OF INVESTMENTS
September 30, 2008 (Unaudited)

		Market
COMMON STOCKS - 81.5%	Shares	Value
Banks & Thrifts - 4.1%
Cullen/Frost Bankers, Inc.	30,000	$1,800,000
State Street Corp.	7,500	426,600
SunTrust Banks, Inc.	10,000	449,900
WSFS Financial Corp.	35,382	2,122,920
		4,799,420
Broadcasting/Cable TV/Advertising - 1.5%
Cox Radio, Inc. - Class A(a)	94,000	992,640
Interpublic Group of Companies, Inc.(a)	100,000	775,000
		1,767,640
Business Products & Services - 11.7%
CA, Inc.	170,000	3,393,200
CACI International, Inc.(a)	35,000	1,753,500
Diebold, Inc.	48,500	1,605,835
Parametric Technology Corp.(a)	72,500	1,334,000
Synopsys, Inc.(a)	287,600	5,737,620
		13,824,155
Capital Goods - 2.0%
Baldor Electric Company	82,500	2,376,825
Chemicals - 7.6%
Air Products and Chemicals, Inc.	30,000	2,054,700
FMC Corp.	65,000	3,340,350
Praxair, Inc.	50,000	3,587,000
		8,982,050
Consumer Products & Services - 5.0%
American Eagle Outfitters, Inc.	40,000	610,000
Del Monte Foods Company	215,000	1,677,000
Dr. Pepper Snapple Group, Inc.(a)	137,500	3,641,000
		5,928,000
Engineering & Consulting - 1.2%
Chicago Bridge & Iron Company N.V.	73,000	1,404,520

Health Care Products & Services - 5.9%
CVS/Caremark Corp.	100,000	3,366,000
Laboratory Corporation of America Holdings(a)	52,500	3,648,750
		7,014,750
Industrial Specialty Products - 12.6%
Amphenol Corp.	86,000	3,452,040
FEI Company(a)	12,000	285,720
International Rectifier Corp.(a)	67,500	1,283,850
Pall Corp.	82,500	2,837,175
Precision Castparts Corp.	71,000	5,593,380
Texas Instruments, Inc.	65,064	1,398,876
		14,851,041
Insurance - 1.8%
Brown & Brown, Inc.	41,838	904,538
Hilb, Rogal & Hobbs Company	25,400	1,187,196
		2,091,734
Medical Products & Services - 6.3%
Abbott Laboratories	55,000	3,166,900
Genentech, Inc.(a)	40,000	3,547,200
Kinetic Concepts, Inc.(a)	25,000	714,750
		7,428,850

Oil & Gas Producers - 15.1%
Anadarko Petroleum Corp.	82,500	4,002,075
EOG Resources, Inc.	62,500	5,591,250
Forest Oil Corp.(a)	97,500	4,836,000
Plains Exploration & Production Company(a)	72,947	2,564,817
Stone Energy Corp.(a)	20,000	846,600
		17,840,742
Oil & Gas Services - 1.1%
Helmerich & Payne, Inc.	31,060	1,341,481

Transportation - 2.3%
FedEx Corp.	35,000	2,766,400
Other - 3.3%		3,911,220
TOTAL COMMON STOCKS
(Cost $95,035,574)		$96,328,828

		Market
MONEY MARKETS - 8.3%	Shares	Value
Federated U.S. Treasury Cash Reserve Fund	9,776,290	$9,776,290
TOTAL MONEY MARKETS
(Cost $9,776,290)		$9,776,290

		Market
U.S. GOVERNMENT TREASURY OBLIGATIONS - 9.7%	Par Value	Value
U.S. Treasury Bill, 2.224%, 12/11/08	$1,000,000	$998,688
U.S. Treasury Bill, 2.276%, 12/18/08	2,500,000	2,498,482
U.S. Treasury Bill, 1.945%, 2/5/09	5,000,000	4,981,425
U.S. Treasury Bill, 2.012%, 2/5/09	3,000,000	2,988,855

TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS
(Cost $11,429,386)		$11,467,450

TOTAL INVESTMENTS - 99.5%
(Cost $116,241,250)		$117,572,568
OTHER ASSETS AND LIABILITIES - 0.5%		572,659
NET ASSETS - 100.0%		$118,145,227

(a)	Non-income producing security.

See Notes to Schedules of Investments.

THE WESTPORT FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2008 (Unaudited)

Security Valuation - The Funds’ portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on stock exchanges are valued at the last sale price and securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price, if available, otherwise, at the last quoted bid price. Securities for which market quotations are not readily available, or for which an available market quotation is determined not to be reliable, are valued at their fair value as determined in accordance with the valuation procedures approved by the Board of Trustees. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value.

Security Transactions - Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Federal Tax Information - As of September 30, 2008, The Westport Funds had the following federal tax cost resulting in unrealized appreciation as follows:

	Westport
	Select Cap	Westport
	Fund	Fund

Gross Unrealized Appreciation	$326,863,106	$17,051,873
Gross Unrealized Depreciation	$(61,196,447)	$(15,731,119)
Net Unrealized Appreciation	$265,666,659	$1,320,754

Federal Income Tax Cost	$632,227,122	$116,251,814

Footnote Disclosure

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

▪
Level 1 - quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

▪
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

▪	Level 3 - significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s net assets as of 09/30/08:

Westport Select Fund

Valuation Inputs	Investment in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$895,159,131
Level 2 - Other Significant Observable Inputs	2,734,650
Level 3 - Significant Unobservable Inputs	0
Total	$897,893,781

Westport Fund

Valuation Inputs	Investment in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$117,572,568
Level 2 - Other Significant Observable Inputs	0
Level 3 - Significant Unobservable Inputs	0
Total	$117,572,568

* Other financial instruments are derivatives instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

Item 2.	Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes to the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Westport Funds

By:  /s/ Edmund H. Nicklin, Jr.
Edmund H. Nicklin, Jr.
President

Date: November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Edmund H. Nicklin, Jr.
Edmund H. Nicklin, Jr.
President

Date: November 24, 2008

By:  /s/ Terry A. Wettergreen
Terry A. Wettergreen
Treasurer and Chief Financial Officer

Date: November 24, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)